Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

Net expenses (income) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2018 and 2017 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Statements of operations:
Other income:
Guarantee income from KNOT (1)	$94	$593	$749	$687
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (2)	1,509	1,079	3,019	2,028
General and administrative expenses:
Administration fee from KNOT Management (3)	449	430	812	783
Administration fee from KOAS (3)	148	111	290	223
Administration fee from KOAS UK (3)	30	31	60	62
Administration and management fee from KNOT (4)	41	52	80	94
Finance income (expense):
Interest expense charged from KNOT (5)	—	—	—	52

Total	$2,083	$1,110	$3,512	$2,555

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (6)	$128	$89

Drydocking supervision fee from KOAS (6)	—	8

Total	$128	$97

(1)

Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. The Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading on May 24, 2017 and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident. The reimbursement from KNOT for lost charter hire is accounted for as guarantee income. See Note 12(b)—Related Party Transactions—Guarantees and Indemnifications.

(2)

Technical and operational management fee from KNOT Management to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.

(3)

Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”) : Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.

(4)

Administration and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

(5)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(6)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Schedule of Dues Payables to Related Party

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2018	2017	2018	2017
Statements of operations:
Other income:
Guarantee income from KNOT (1)	$94	$593	$749	$687
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (2)	1,509	1,079	3,019	2,028
General and administrative expenses:
Administration fee from KNOT Management (3)	449	430	812	783
Administration fee from KOAS (3)	148	111	290	223
Administration fee from KOAS UK (3)	30	31	60	62
Administration and management fee from KNOT (4)	41	52	80	94
Finance income (expense):
Interest expense charged from KNOT (5)	—	—	—	52

Total	$2,083	$1,110	$3,512	$2,555

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (6)	$128	$89

Drydocking supervision fee from KOAS (6)	—	8

Total	$128	$97

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Trading balances due from KOAS	$232	$24
Trading balances due from KNOT and affiliates	1,149	547

Amount due from related parties	$1,381	$571

Trading balances due to KOAS	$354	$898
Trading balances due to KNOT and affiliates	1,412	4,552

Amount due to related parties	$1,766	$5,450

Schedule of Trade Accounts Payables to Related Parties

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2018	At December 31, 2017
Balance Sheet:
Trading balances due to KOAS	$660	$864
Trading balances due to KNOT and affiliates	624	548

Trade accounts payables to related parties	$1,284	$1,412